UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
November 30, 2018
SSGA Funds
State Street Dynamic Small Cap Fund (formerly, SSGA Dynamic Small Cap Fund)
State Street Disciplined Emerging Markets Equity Fund
State Street International Stock Selection Fund (formerly, SSGA International Stock Selection Fund)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Dynamic Small Cap Fund (formerly, SSGA Dynamic Small Cap Fund)	1
State Street Disciplined Emerging Markets Equity Fund	5
State Street International Stock Selection Fund (formerly, SSGA International Stock Selection Fund)	9
Notes to Schedules of Investments (Unaudited)	13
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
COMMUNICATION SERVICES — 1.7%
MSG Networks, Inc. Class A (a)	5,169	$ 138,426
National CineMedia, Inc.	17,521	121,070
Rosetta Stone, Inc. (a)	7,703	128,717
		388,213
CONSUMER DISCRETIONARY — 16.0%
Aaron's, Inc.	3,642	170,446
American Eagle Outfitters, Inc.	7,872	164,761
Asbury Automotive Group, Inc. (a)	2,325	160,704
Bloomin' Brands, Inc.	7,417	145,002
Brinker International, Inc. (b)	3,187	162,792
Buckle, Inc.	879	16,789
Caleres, Inc.	4,494	135,854
Cheesecake Factory, Inc. (b)	2,845	134,256
Children's Place, Inc. (b)	1,187	153,883
Citi Trends, Inc.	1,397	28,638
Cooper-Standard Holdings, Inc. (a)	348	25,446
Dave & Buster's Entertainment, Inc.	2,825	160,629
Deckers Outdoor Corp. (a)	1,420	189,201
Dine Brands Global, Inc. (b)	1,695	151,160
DSW, Inc. Class A	6,220	172,543
Escalade, Inc.	581	6,885
Express, Inc. (a)(b)	16,246	101,375
Guess?, Inc.	7,124	169,551
Helen of Troy, Ltd. (a)	1,337	191,231
La-Z-Boy, Inc.	2,608	76,232
Malibu Boats, Inc. Class A (a)	795	38,494
MDC Holdings, Inc.	3,401	100,159
Movado Group, Inc.	3,476	130,837
RCI Hospitality Holdings, Inc.	4,827	120,772
Ruth's Hospitality Group, Inc.	3,463	84,740
Shoe Carnival, Inc. (b)	3,225	122,324
Speedway Motorsports, Inc.	153	2,659
Stamps.com, Inc. (a)	1,083	185,691
Steven Madden, Ltd.	5,343	172,205
Tower International, Inc.	2,501	70,328
Turtle Beach Corp. (a)	6,592	106,724
Weyco Group, Inc.	2,344	77,633
		3,729,944
CONSUMER STAPLES — 0.1%
Ingles Markets, Inc. Class A	628	18,269
ENERGY — 3.8%
Arch Coal, Inc. Class A (b)	1,696	137,834
Archrock, Inc.	1,267	12,923
California Resources Corp. (a)(b)	881	21,091
CONSOL Energy, Inc. (a)	3,755	129,022
CVR Energy, Inc.	374	14,115
Denbury Resources, Inc. (a)	31,811	71,893
Evolution Petroleum Corp.	11,914	103,771
Exterran Corp. (a)	2,973	66,892
Hallador Energy Co.	1,192	6,866
Security Description	Shares	Value
Matrix Service Co. (a)	1,027	$ 20,992
Northern Oil and Gas, Inc. (a)(b)	45,230	114,884
Peabody Energy Corp.	704	21,923
SEACOR Holdings, Inc. (a)	711	29,535
W&T Offshore, Inc. (a)(b)	23,608	137,162
		888,903
FINANCIALS — 18.5%
AG Mortgage Investment Trust, Inc. REIT	443	8,045
AMERISAFE, Inc.	2,418	156,179
Ares Commercial Real Estate Corp. REIT	9,858	140,772
Bank of NT Butterfield & Son, Ltd.	3,588	142,372
BankFinancial Corp.	2,142	31,980
Banner Corp.	2,723	163,380
Blucora, Inc. (a)	1,231	38,112
Central Pacific Financial Corp.	5,190	145,528
Cherry Hill Mortgage Investment Corp. REIT	749	14,238
Community Trust Bancorp, Inc.	3,281	151,615
Diamond Hill Investment Group, Inc.	16	2,693
Dynex Capital, Inc. REIT	17,115	103,203
Essent Group, Ltd. (a)	4,601	177,415
First Community Bancshares, Inc.	4,267	148,364
First Financial Corp.	3,108	145,112
First Financial Northwest, Inc.	3,311	50,393
First Merchants Corp.	1,918	80,633
Flushing Financial Corp.	6,422	150,082
Green Dot Corp. Class A (a)	2,286	190,515
Health Insurance Innovations, Inc. Class A (a)(b)	1,501	55,267
Independence Holding Co.	1,412	54,348
Independent Bank Corp.	6,645	152,702
International Bancshares Corp.	4,273	164,040
Ladder Capital Corp. REIT	9,167	161,798
MBT Financial Corp.	2,662	30,400
Moelis & Co. Class A	2,241	90,581
Nelnet, Inc. Class A	1,295	70,513
Northrim BanCorp, Inc.	3,860	140,774
Northwest Bancshares, Inc.	9,254	165,924
Oppenheimer Holdings, Inc. Class A	2,108	60,099
PennyMac Mortgage Investment Trust REIT	7,395	155,665
Peoples Bancorp, Inc.	4,288	149,651
Ready Capital Corp. REIT	2,912	43,389
Redwood Trust, Inc. REIT	9,333	155,768
Republic Bancorp, Inc. Class A	3,213	139,026
United Fire Group, Inc.	3,091	166,512
WesBanco, Inc.	3,968	172,529
Western Asset Mortgage Capital Corp. REIT (b)	14,031	141,573
		4,311,190

See accompanying notes to schedules of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
HEALTH CARE — 16.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	268	$ 5,108
Acceleron Pharma, Inc. (a)(b)	164	8,681
AMAG Pharmaceuticals, Inc. (a)	1,997	36,046
Amicus Therapeutics, Inc. (a)(b)	1,547	17,079
AMN Healthcare Services, Inc. (a)	2,982	189,953
AnaptysBio, Inc. (a)(b)	73	5,444
Arena Pharmaceuticals, Inc. (a)	329	13,492
Array BioPharma, Inc. (a)(b)	1,639	26,109
Arrowhead Pharmaceuticals, Inc. (a)(b)	343	4,980
Arsanis, Inc. (a)(b)	211	821
Atara Biotherapeutics, Inc. (a)(b)	168	6,712
Blueprint Medicines Corp. (a)	359	20,596
Cambrex Corp. (a)	93	4,448
Clovis Oncology, Inc. (a)(b)	255	4,389
Concert Pharmaceuticals, Inc. (a)	2,602	37,287
CONMED Corp.	2,332	158,483
CorVel Corp. (a)	2,316	161,425
CTI BioPharma Corp. (a)	192	323
CytomX Therapeutics, Inc. (a)	290	4,002
Editas Medicine, Inc. (a)(b)	194	6,045
Emergent BioSolutions, Inc. (a)	1,041	75,826
Enanta Pharmaceuticals, Inc. (a)	509	40,282
Endo International PLC (a)	12,910	155,307
Ensign Group, Inc.	3,660	166,054
FibroGen, Inc. (a)	854	37,029
Galectin Therapeutics, Inc. (a)(b)	250	1,235
Genomic Health, Inc. (a)	90	7,115
Global Blood Therapeutics, Inc. (a)	246	7,759
Haemonetics Corp. (a)	1,910	204,905
Halozyme Therapeutics, Inc. (a)	742	12,250
HealthStream, Inc.	5,719	140,916
Heron Therapeutics, Inc. (a)(b)	403	11,578
HMS Holdings Corp. (a)	4,830	172,624
Horizon Pharma PLC (a)	2,001	39,980
ImmunoGen, Inc. (a)	1,592	8,772
Immunomedics, Inc. (a)(b)	978	19,648
Insmed, Inc. (a)(b)	380	6,806
Integer Holdings Corp. (a)	2,046	181,235
Intellia Therapeutics, Inc. (a)	762	13,647
Intercept Pharmaceuticals, Inc. (a)(b)	139	15,417
IntriCon Corp. (a)	1,368	47,374
Iovance Biotherapeutics, Inc. (a)(b)	743	7,185
Ironwood Pharmaceuticals, Inc. (a)(b)	853	11,789
Ligand Pharmaceuticals, Inc. (a)(b)	413	65,159
Loxo Oncology, Inc. (a)(b)	232	32,577
Luminex Corp.	5,535	162,563
Madrigal Pharmaceuticals, Inc. (a)(b)	25	2,891
Mallinckrodt PLC (a)(b)	5,452	129,703
Medpace Holdings, Inc. (a)	2,748	170,129
MiMedx Group, Inc. (a)(b)	1,246	3,750
Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a)	332	$ 3,931
Myriad Genetics, Inc. (a)	1,679	54,131
National HealthCare Corp.	1,883	157,136
Orthofix Medical, Inc. (a)	2,624	158,096
Phibro Animal Health Corp. Class A	753	25,527
Portola Pharmaceuticals, Inc. (a)(b)	410	8,959
Providence Service Corp. (a)	2,199	155,711
PTC Therapeutics, Inc. (a)	393	13,959
Puma Biotechnology, Inc. (a)(b)	82	1,906
RadNet, Inc. (a)	7,474	96,340
REGENXBIO, Inc. (a)	199	11,922
Repligen Corp. (a)(b)	272	17,590
Sangamo Therapeutics, Inc. (a)(b)	1,041	12,877
Spark Therapeutics, Inc. (a)(b)	165	6,951
Spectrum Pharmaceuticals, Inc. (a)(b)	1,110	16,051
Supernus Pharmaceuticals, Inc. (a)	358	16,976
Tivity Health, Inc. (a)(b)	3,578	146,555
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	19,965
Utah Medical Products, Inc.	1,583	150,211
Xencor, Inc. (a)	183	7,688
		3,745,410
INDUSTRIALS — 18.4%
Advanced Drainage Systems, Inc.	456	12,435
Applied Industrial Technologies, Inc.	2,609	170,185
Atkore International Group, Inc. (a)	7,563	154,437
Briggs & Stratton Corp.	6,102	91,042
CBIZ, Inc. (a)	1,295	27,312
Continental Building Products, Inc. (a)	5,131	146,644
CSW Industrials, Inc. (a)	367	19,440
EMCOR Group, Inc.	2,562	186,667
EnerSys	2,138	186,797
Ennis, Inc.	725	14,159
Forward Air Corp.	2,629	171,621
FTI Consulting, Inc. (a)	2,561	179,910
GATX Corp. (b)	2,155	179,964
Gorman-Rupp Co.	4,395	147,145
H&E Equipment Services, Inc.	4,487	99,387
Herman Miller, Inc.	1,164	39,413
Hillenbrand, Inc.	3,699	163,903
HNI Corp.	3,288	126,752
Insperity, Inc.	1,771	177,171
Interface, Inc.	7,167	116,105
KBR, Inc.	8,877	164,846
Kforce, Inc.	4,373	138,580
Knoll, Inc.	7,853	152,113
Korn/Ferry International	3,257	159,495
Matson, Inc.	1,406	55,326
McGrath RentCorp	2,919	155,962
Moog, Inc. Class A	2,030	177,524
National Presto Industries, Inc. (b)	1,139	146,339
Rush Enterprises, Inc. Class B	1,676	64,844
Saia, Inc. (a)	425	25,632

See accompanying notes to schedules of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
SkyWest, Inc.	815	$ 47,009
Spirit Airlines, Inc. (a)	3,432	220,060
Tetra Tech, Inc.	2,783	169,652
Triton International, Ltd.	388	13,223
Watts Water Technologies, Inc. Class A	2,224	164,042
		4,265,136
INFORMATION TECHNOLOGY — 16.4%
Badger Meter, Inc.	3,037	168,554
Bel Fuse, Inc. Class B	1,463	32,932
Bottomline Technologies DE, Inc. (a)	571	31,445
Cass Information Systems, Inc.	1,088	71,819
Cirrus Logic, Inc. (a)	2,948	110,373
CSG Systems International, Inc.	3,574	125,340
Diodes, Inc. (a)	1,524	53,081
eGain Corp. (a)	5,971	44,365
Electronics For Imaging, Inc. (a)	5,059	140,033
Entegris, Inc.	6,284	184,750
ePlus, Inc. (a)	1,771	144,779
EVERTEC, Inc.	5,757	157,339
Fabrinet (a)	3,213	169,422
Hackett Group, Inc.	6,762	119,349
Insight Enterprises, Inc. (a)	2,457	109,533
j2 Global, Inc.	2,478	182,901
ManTech International Corp. Class A	2,348	132,192
Nanometrics, Inc. (a)	3,943	126,649
Novanta, Inc. (a)	372	24,154
OSI Systems, Inc. (a)	2,081	150,664
Perficient, Inc. (a)	6,022	152,417
Progress Software Corp.	4,488	157,798
Rambus, Inc. (a)	14,255	124,304
Rudolph Technologies, Inc. (a)	6,150	130,503
Sanmina Corp. (a)	6,287	170,000
ScanSource, Inc. (a)	556	21,150
Science Applications International Corp.	2,539	176,511
Sykes Enterprises, Inc. (a)	5,427	149,894
Travelport Worldwide, Ltd.	10,711	163,664
Unisys Corp. (a)(b)	8,547	115,555
Vishay Intertechnology, Inc. (b)	8,036	167,551
		3,809,021
MATERIALS — 3.7%
AdvanSix, Inc. (a)	5,085	145,990
Hawkins, Inc.	94	3,924
Innophos Holdings, Inc.	3,824	106,078
Kaiser Aluminum Corp.	1,650	161,254
PolyOne Corp.	867	29,149
Stepan Co.	1,910	154,366
Trinseo SA	2,412	121,878
Warrior Met Coal, Inc.	6,068	143,812
		866,451
Security Description	Shares	Value
REAL ESTATE — 4.3%
Chesapeake Lodging Trust REIT	3,996	$ 118,162
CoreCivic, Inc. REIT	7,680	168,576
HFF, Inc. Class A	4,225	170,690
Ryman Hospitality Properties, Inc. REIT	2,361	174,974
Tanger Factory Outlet Centers, Inc. REIT (b)	1,286	30,414
Tier REIT, Inc.	6,649	156,517
Urstadt Biddle Properties, Inc. Class A, REIT	728	14,982
Xenia Hotels & Resorts, Inc. REIT	8,144	165,486
		999,801
UTILITIES — 0.6%
ONE Gas, Inc.	449	38,205
PNM Resources, Inc.	890	38,466
Portland General Electric Co.	1,130	54,410
		131,081
TOTAL COMMON STOCKS (Cost $23,149,735)		23,153,419

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.19% (c) (d)	109,642	109,642
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	205,912	205,912
TOTAL SHORT-TERM INVESTMENTS (Cost $315,555)		315,554
TOTAL INVESTMENTS — 101.0% (Cost $23,465,290)		23,468,973
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(235,114)
NET ASSETS — 100.0%		$ 23,233,859
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	=Real Estate Investment Trust

See accompanying notes to schedules of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communication Services	$ 388,213	$—	$—	$ 388,213
Consumer Discretionary	3,729,944	—	—	3,729,944
Consumer Staples	18,269	—	—	18,269
Energy	888,903	—	—	888,903
Financials	4,311,190	—	—	4,311,190
Health Care	3,745,410	—	—	3,745,410
Industrials	4,265,136	—	—	4,265,136
Information Technology	3,809,021	—	—	3,809,021
Materials	866,451	—	—	866,451
Real Estate	999,801	—	—	999,801
Utilities	131,081	—	—	131,081
Short-Term Investments	315,554	—	—	315,554
TOTAL INVESTMENTS	$23,468,973	$—	$—	$23,468,973
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/18	Value at 11/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,444	$285,444	$ 557,903	$ 733,705	$—	$—	109,642	$109,642	$ 212	$—
State Street Navigator Securities Lending Government Money Market Portfolio	229,827	229,827	948,767	972,682	—	—	205,912	205,912	5,706	—
Total		$515,271	$1,506,670	$1,706,387	$—	$—		$315,554	$5,918	$—
See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
BRAZIL — 3.2%
Banco Santander Brasil SA	12,500	$ 138,092
Braskem SA ADR (a)	4,300	121,174
Fibria Celulose SA ADR	59,500	1,125,020
Itau Unibanco Holding SA Preference Shares	42,150	392,615
SLC Agricola SA	18,300	219,723
		1,996,624
CHILE — 0.4%
Engie Energia Chile SA	121,717	227,403
CHINA — 18.9%
China Communications Services Corp., Ltd. Class H	1,886,000	1,574,077
China Lilang, Ltd.	189,000	154,118
China Longyuan Power Group Corp., Ltd. Class H	135,000	106,116
China Mobile, Ltd.	183,700	1,823,147
China Petroleum & Chemical Corp. Class H	686,000	583,065
China Resources Pharmaceutical Group, Ltd. (b)	228,000	335,123
China Resources Power Holdings Co., Ltd.	328,000	621,288
China Shenhua Energy Co., Ltd. Class H	406,500	902,987
China Shineway Pharmaceutical Group, Ltd.	99,000	123,371
China Telecom Corp., Ltd. Class H	1,010,000	543,469
China Yangtze Power Co., Ltd. Class A	52,700	108,909
CNOOC, Ltd.	889,000	1,511,209
Daqin Railway Co., Ltd. Class A	440,200	488,773
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,496,200	1,076,637
Huaneng Power International, Inc. Class H	402,000	250,736
Jiangsu Expressway Co., Ltd. Class H	406,000	545,900
Sinopec Engineering Group Co., Ltd. Class H	113,000	104,710
Tencent Holdings, Ltd.	15,200	606,135
Want Want China Holdings, Ltd.	137,000	101,034
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(b)	19,800	72,377
		11,633,181
CZECH REPUBLIC — 2.9%
CEZ A/S	5,796	138,124
O2 Czech Republic A/S	148,308	1,592,702
Philip Morris CR A/S	118	75,981
		1,806,807
GREECE — 1.2%
Aegean Airlines SA	37,912	315,463
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	19,225	$ 440,734
		756,197
HONG KONG — 1.4%
Yuexiu Real Estate Investment Trust	646,000	412,007
Yuexiu Transport Infrastructure, Ltd.	606,000	453,880
		865,887
HUNGARY — 0.6%
Magyar Telekom Telecommunications PLC	244,605	385,011
INDIA — 9.7%
Divi's Laboratories, Ltd.	25,443	525,452
GAIL India, Ltd.	40,459	199,146
HCL Technologies, Ltd.	56,541	823,432
Infosys, Ltd.	268,949	2,575,651
Jagran Prakashan, Ltd.	60,211	96,587
JSW Steel, Ltd.	159,774	720,410
Tata Consultancy Services, Ltd.	10,536	297,546
Tech Mahindra, Ltd.	52,542	532,205
Wipro, Ltd.	37,716	175,687
		5,946,116
INDONESIA — 2.0%
Bank Central Asia Tbk PT	168,000	305,988
Telekomunikasi Indonesia Persero Tbk PT	3,605,600	927,713
		1,233,701
MALAYSIA — 5.5%
Carlsberg Brewery Malaysia Bhd Class B	28,200	132,896
IGB Real Estate Investment Trust	329,400	135,397
Malayan Banking Bhd	134,041	300,788
MISC Bhd	284,500	418,132
Padini Holdings Bhd	291,500	334,377
PPB Group Bhd	72,720	305,860
Public Bank Bhd	299,400	1,783,020
		3,410,470
MEXICO — 1.3%
Bolsa Mexicana de Valores SAB de CV	98,800	171,448
Grupo Financiero Banorte SAB de CV Series O	95,400	436,603
Wal-Mart de Mexico SAB de CV	67,800	167,687
		775,738
PAKISTAN — 2.2%
Hub Power Co. Ltd	201,300	139,504
Indus Motor Co., Ltd.	8,440	79,912
Kot Addu Power Co., Ltd.	161,000	62,022
MCB Bank, Ltd.	201,400	303,536
Nishat Mills, Ltd.	118,400	127,985
Oil & Gas Development Co., Ltd.	616,000	664,604
		1,377,563

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
PERU — 0.9%
Credicorp, Ltd.	2,500	$ 548,225
PHILIPPINES — 3.9%
Aboitiz Power Corp.	420,800	254,471
Cebu Air, Inc.	207,650	293,728
Globe Telecom, Inc.	11,535	433,498
Manila Electric Co.	110,650	810,983
Metro Pacific Investments Corp.	6,585,700	590,477
		2,383,157
POLAND — 0.7%
Asseco Poland SA	19,835	251,351
Neuca SA	2,106	144,437
		395,788
QATAR — 2.4%
Barwa Real Estate Co.	22,068	231,635
Masraf Al Rayan QSC	11,084	122,034
Ooredoo QSC	30,152	654,090
Qatar Islamic Bank SAQ	11,709	488,458
		1,496,217
RUSSIA — 2.4%
Alrosa PJSC	817,900	1,217,092
Mobile TeleSystems PJSC ADR	16,400	121,524
Novolipetsk Steel PJSC GDR	6,600	155,364
		1,493,980
SINGAPORE — 1.0%
BOC Aviation, Ltd. (b)	77,900	600,380
SOUTH AFRICA — 1.0%
AngloGold Ashanti, Ltd.	10,417	104,578
Growthpoint Properties, Ltd. REIT	41,852	71,330
Harmony Gold Mining Co., Ltd.	87,031	131,061
Sappi, Ltd.	22,198	121,299
Sasol, Ltd. ADR (a)	6,700	197,516
		625,784
SOUTH KOREA — 10.4%
Hyundai Glovis Co., Ltd.	1,261	138,930
Hyundai Mobis Co., Ltd.	797	128,336
KT Corp.	29,929	814,340
KT&G Corp.	11,506	1,067,509
LG Uplus Corp.	28,383	448,173
Samsung Card Co., Ltd.	5,345	154,015
Samsung Electronics Co., Ltd. Preference Shares	41,846	1,427,819
Samsung Fire & Marine Insurance Co., Ltd.	539	131,030
SK Telecom Co., Ltd.	5,442	1,405,468
Woori Bank	51,456	718,396
		6,434,016
TAIWAN — 19.3%
Asustek Computer, Inc.	29,000	205,250
AU Optronics Corp.	613,000	249,765
Cathay Financial Holding Co., Ltd.	138,000	217,519
Chunghwa Telecom Co., Ltd.	428,000	1,486,811
Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	864,487	$ 583,781
First Financial Holding Co., Ltd.	2,121,219	1,373,904
Formosa Chemicals & Fibre Corp.	353,000	1,220,541
Formosa Plastics Corp.	290,000	941,513
Fubon Financial Holding Co., Ltd.	142,000	224,976
Greatek Electronics, Inc.	212,000	287,700
Mega Financial Holding Co., Ltd.	145,000	120,514
Nan Ya Plastics Corp.	160,000	385,955
Powertech Technology, Inc.	225,000	528,140
Sampo Corp.	799,000	339,818
Taiwan Cement Corp.	484,100	542,228
Taiwan Mobile Co., Ltd.	47,000	166,323
Taiwan Semiconductor Manufacturing Co., Ltd.	202,782	1,484,582
Taiwan Shin Kong Security Co., Ltd.	288,000	310,894
Ttet Union Corp.	65,000	207,863
Uni-President Enterprises Corp.	378,960	888,298
Yuanta Financial Holding Co., Ltd.	195,000	99,395
		11,865,770
THAILAND — 2.2%
Electricity Generating PCL (c)	135,800	991,015
Land & Houses PCL (c)	1,258,500	386,495
		1,377,510
TURKEY — 0.6%
KOC Holding A/S	31,791	93,775
Tofas Turk Otomobil Fabrikasi A/S	39,360	146,449
Tupras Turkiye Petrol Rafinerileri A/S	3,952	94,669
		334,893
UNITED ARAB EMIRATES — 3.5%
Abu Dhabi Commercial Bank PJSC	630,555	1,347,578
Aldar Properties PJSC	1,504,451	655,329
Dubai Islamic Bank PJSC	118,371	168,864
		2,171,771
TOTAL COMMON STOCKS (Cost $53,075,965)		60,142,189

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.19% (d) (e)	478,515	478,515

See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	14,875	$ 14,875
TOTAL SHORT-TERM INVESTMENTS (Cost $493,390)		493,390
TOTAL INVESTMENTS — 98.4% (Cost $53,569,355)		60,635,579
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%		1,003,302
NET ASSETS — 100.0%		$ 61,638,881
(a)	All or a portion of the shares of the security are on loan at November 30, 2018.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of November 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of November 30, 2018, total aggregate fair value of securities is $1,377,510 representing 2.2% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

At November 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Emerging Markets Index (long)	21	12/21/2018	$1,045,880	$1,049,580	$3,700
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 1,996,624	$ —	$—	$ 1,996,624
Chile	227,403	—	—	227,403
China	11,633,181	—	—	11,633,181
Czech Republic	1,806,807	—	—	1,806,807
Greece	756,197	—	—	756,197
Hong Kong	865,887	—	—	865,887
Hungary	385,011	—	—	385,011
India	5,946,116	—	—	5,946,116
Indonesia	1,233,701	—	—	1,233,701
Malaysia	3,410,470	—	—	3,410,470
See accompanying notes to schedules of investments.

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mexico	$ 775,738	$ —	$—	$ 775,738
Pakistan	1,377,563	—	—	1,377,563
Peru	548,225	—	—	548,225
Philippines	2,383,157	—	—	2,383,157
Poland	395,788	—	—	395,788
Qatar	1,496,217	—	—	1,496,217
Russia	1,493,980	—	—	1,493,980
Singapore	600,380	—	—	600,380
South Africa	625,784	—	—	625,784
South Korea	6,434,016	—	—	6,434,016
Taiwan	11,865,770	—	—	11,865,770
Thailand	—	1,377,510	—	1,377,510
Turkey	334,893	—	—	334,893
United Arab Emirates	2,171,771	—	—	2,171,771
Short-Term Investments	493,390	—	—	493,390
TOTAL INVESTMENTS	$59,258,069	$1,377,510	$—	$60,635,579
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	3,700	—	—	3,700
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$59,261,769	$1,377,510	$—	$60,639,279
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/18	Value at 11/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	377,932	$377,932	$5,752,016	$5,651,433	$—	$—	478,515	$478,515	$747	$—
State Street Navigator Securities Lending Government Money Market Portfolio	253,892	253,892	138,987	378,004	—	—	14,875	14,875	30	—
Total		$631,824	$5,891,003	$6,029,437	$—	$—		$493,390	$777	$—
See accompanying notes to schedules of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 9.6%
Alumina, Ltd.	127,004	$ 207,005
Aurizon Holdings, Ltd.	75,012	230,819
AusNet Services	188,077	212,384
Australia & New Zealand Banking Group, Ltd.	13,038	255,390
BHP Billiton, Ltd.	14,121	316,753
BHP Group PLC	28,902	553,015
BlueScope Steel, Ltd.	122,066	1,001,919
Charter Hall Group REIT	59,830	305,671
Coca-Cola Amatil, Ltd.	44,482	280,903
Coles Group, Ltd. (a)	121,684	1,041,474
Dexus REIT	33,849	258,783
GPT Group REIT	513,427	1,977,640
Macquarie Group, Ltd.	30,514	2,551,873
Mirvac Group REIT	142,555	228,184
Nine Entertainment Co. Holdings, Ltd. (b)	155,227	199,114
Qantas Airways, Ltd.	290,955	1,267,448
Regis Resources, Ltd.	96,560	299,241
Scentre Group REIT	767,702	2,188,342
Sonic Healthcare, Ltd.	54,506	908,316
South32, Ltd.	765,918	1,735,410
Stockland REIT	625,876	1,665,128
Telstra Corp., Ltd.	345,997	740,965
Vicinity Centres REIT	127,934	249,664
Wesfarmers, Ltd.	121,684	2,809,578
Whitehaven Coal, Ltd.	166,847	519,501
Woodside Petroleum, Ltd.	10,908	247,631
		22,252,151
AUSTRIA — 0.1%
OMV AG	4,392	221,859
BELGIUM — 0.7%
Ageas	22,884	1,104,674
Colruyt SA	4,946	316,028
UCB SA	2,831	237,937
		1,658,639
DENMARK — 1.5%
Danske Bank A/S	16,233	323,555
Dfds A/S	14,765	554,546
GN Store Nord A/S	18,695	653,089
H Lundbeck A/S	5,828	239,310
Novo Nordisk A/S Class B	25,890	1,201,729
Orsted A/S (c)	4,334	281,967
Royal Unibrew A/S	4,143	300,020
		3,554,216
FINLAND — 3.2%
Nokia Oyj	682,447	3,751,738
Stora Enso Oyj Class R	193,397	2,464,223
UPM-Kymmene Oyj	31,846	848,324
Valmet Oyj	18,203	391,751
		7,456,036
Security Description	Shares	Value
FRANCE — 8.1%
Arkema SA	2,017	$ 191,353
AXA SA	18,617	453,457
Capgemini SE	1,995	232,742
Cie de Saint-Gobain	50,353	1,866,047
Cie Generale des Etablissements Michelin SCA	27,955	2,924,895
CNP Assurances	123,143	2,818,875
Eiffage SA	2,343	222,864
Eutelsat Communications SA	9,545	203,421
Hermes International	423	228,760
Orange SA (b)	16,311	279,940
Pernod Ricard SA (b)	1,609	257,203
Safran SA	2,370	296,078
Sanofi	53,812	4,862,071
Schneider Electric SE	3,108	226,173
Societe BIC SA	2,851	305,817
TOTAL SA	36,945	2,056,348
Vinci SA	14,560	1,270,869
		18,696,913
GERMANY — 5.3%
Allianz SE	7,042	1,486,825
Amadeus Fire AG	2,330	248,744
Bayer AG	3,254	237,903
Covestro AG (c)	20,612	1,186,811
Deutsche Lufthansa AG	12,902	314,037
Deutsche Pfandbriefbank AG (c)	49,961	595,020
Deutsche Telekom AG	32,773	574,530
Evonik Industries AG	6,806	182,996
Grand City Properties SA	10,052	236,701
Hannover Rueck SE	5,960	827,896
HOCHTIEF AG	1,577	224,236
HUGO BOSS AG	2,949	203,652
LEG Immobilien AG	8,227	945,815
Merck KGaA	2,415	266,184
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,136	3,722,797
SAP SE	2,091	215,228
Software AG	14,668	598,301
Volkswagen AG Preference Shares	1,569	264,486
		12,332,162
HONG KONG — 3.8%
CLP Holdings, Ltd.	120,000	1,322,853
Hang Seng Bank, Ltd.	100,500	2,319,823
HKT Trust & HKT, Ltd.	220,000	318,303
Jardine Matheson Holdings, Ltd.	6,300	415,989
Lifestyle International Holdings, Ltd.	264,500	421,902
Link REIT	251,000	2,390,018
Swire Pacific, Ltd. Class A	94,500	1,044,766
Yue Yuen Industrial Holdings, Ltd.	206,500	600,444
		8,834,098

See accompanying notes to schedules of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.1%
Smurfit Kappa Group PLC	7,036	$ 189,897
ISRAEL — 1.0%
Bank Hapoalim BM	97,616	669,403
Bank Leumi Le-Israel BM	258,284	1,696,170
		2,365,573
ITALY — 2.6%
Eni SpA	236,645	3,816,587
Saras SpA	240,487	466,101
Snam SpA	405,361	1,776,438
		6,059,126
JAPAN — 22.6%
AGC, Inc.	18,900	641,849
Alfresa Holdings Corp.	76,000	2,021,935
Asahi Kasei Corp.	213,900	2,342,225
Astellas Pharma, Inc.	246,300	3,785,142
Bridgestone Corp.	6,200	251,244
Cosmo Energy Holdings Co., Ltd. (b)	10,700	249,697
FUJIFILM Holdings Corp.	92,300	3,667,119
Haseko Corp.	45,100	545,896
Heiwado Co., Ltd.	15,200	421,794
Hitachi, Ltd.	108,900	3,154,325
Honda Motor Co., Ltd.	69,700	1,966,079
ITOCHU Corp.	119,100	2,115,188
Jafco Co., Ltd.	5,800	212,042
Japan Airlines Co., Ltd.	100,500	3,624,605
JXTG Holdings, Inc.	41,100	248,486
Konica Minolta, Inc.	302,500	2,723,473
Marubeni Corp.	38,900	290,426
Maruha Nichiro Corp.	6,900	249,522
Medipal Holdings Corp.	15,400	352,729
Mitsubishi Corp.	18,800	507,119
Mitsui & Co., Ltd.	192,700	3,012,343
Mitsui Chemicals, Inc.	12,100	307,097
Mizuho Financial Group, Inc.	139,600	231,570
NGK Spark Plug Co., Ltd.	9,200	189,001
Nippon Telegraph & Telephone Corp.	13,400	552,456
NTT DOCOMO, Inc.	103,500	2,396,597
Resona Holdings, Inc.	48,300	256,105
Shionogi & Co., Ltd.	5,400	357,162
Showa Denko KK (b)	60,400	2,421,002
Showa Shell Sekiyu KK	18,500	286,671
Sumitomo Chemical Co., Ltd.	43,400	235,514
Sumitomo Electric Industries, Ltd.	19,100	267,954
Sumitomo Mitsui Construction Co., Ltd.	36,800	228,551
Sumitomo Mitsui Trust Holdings, Inc.	34,700	1,391,485
Taisei Corp.	52,500	2,307,845
TDK Corp.	2,800	220,764
Tokio Marine Holdings, Inc.	17,200	849,280
Tokyo Gas Co., Ltd.	14,800	381,294
Toyota Motor Corp.	98,600	5,909,138
Security Description	Shares	Value
Toyota Tsusho Corp.	30,900	$ 1,067,066
TS Tech Co., Ltd.	7,800	226,067
		52,465,857
LUXEMBOURG — 0.1%
ArcelorMittal	7,767	175,992
MACAU — 0.1%
Wynn Macau, Ltd.	116,400	264,518
NETHERLANDS — 3.1%
ABN AMRO Group NV (c)	32,953	840,134
Koninklijke Ahold Delhaize NV	160,814	4,133,617
NN Group NV	6,824	290,245
Royal Dutch Shell PLC Class B	15,441	468,775
Wolters Kluwer NV	23,789	1,435,989
		7,168,760
NORWAY — 3.5%
Austevoll Seafood ASA	55,328	763,469
DNB ASA	198,454	3,405,756
DNO ASA	126,471	212,334
Equinor ASA	93,332	2,177,242
Leroy Seafood Group ASA	30,323	257,971
Salmar ASA	19,070	1,075,216
SpareBank 1 SMN	22,963	233,775
		8,125,763
RUSSIA — 0.1%
Evraz PLC	46,904	271,404
SINGAPORE — 0.6%
ComfortDelGro Corp., Ltd.	793,200	1,214,170
Oversea-Chinese Banking Corp., Ltd.	28,200	231,454
		1,445,624
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	40,202	1,541,970
Amadeus IT Group SA	3,486	249,655
Enagas SA	9,889	271,711
Endesa SA	111,931	2,493,793
		4,557,129
SWEDEN — 4.2%
Castellum AB	18,023	315,177
JM AB (b)	13,515	255,420
Peab AB	48,146	389,773
Sandvik AB	36,407	539,887
Skandinaviska Enskilda Banken AB Class A	142,651	1,485,483
SKF AB Class B	20,148	318,034
Swedbank AB Class A	84,379	1,960,330
Swedish Match AB	71,440	2,788,967
Telia Co. AB	50,320	232,098
Volvo AB Class B	110,439	1,535,821
		9,820,990
SWITZERLAND — 7.9%
ABB, Ltd.	13,432	271,719

See accompanying notes to schedules of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
Baloise Holding AG	5,446	$ 800,233
Cembra Money Bank AG	4,463	371,898
Flughafen Zurich AG	4,225	690,176
Logitech International SA	9,599	322,641
Nestle SA	14,059	1,198,121
Novartis AG	78,336	7,132,218
Roche Holding AG	10,176	2,639,109
Sunrise Communications Group AG (a)(c)	2,679	234,501
Swiss Life Holding AG (a)	1,543	605,277
Zurich Insurance Group AG	12,791	4,013,792
		18,279,685
UNITED KINGDOM — 17.4%
3i Group PLC	167,996	1,784,479
AstraZeneca PLC	3,405	265,406
Barratt Developments PLC	68,320	402,377
Bellway PLC	39,099	1,266,473
Berkeley Group Holdings PLC	22,939	942,961
BP PLC	36,428	241,376
Diageo PLC	94,481	3,399,281
Dialog Semiconductor PLC (a)	15,859	411,864
Direct Line Insurance Group PLC	717,339	2,998,148
GlaxoSmithKline PLC	260,842	5,389,843
Imperial Brands PLC	7,297	224,087
Legal & General Group PLC	73,520	229,429
Lloyds Banking Group PLC	4,292,266	3,027,872
Meggitt PLC	265,081	1,750,374
Mondi PLC	12,729	277,280
Next PLC	39,852	2,488,798
Pearson PLC	296,190	3,636,067
Persimmon PLC	106,063	2,567,866
QinetiQ Group PLC	87,744	331,958
Redrow PLC	68,729	410,916
RELX PLC	24,484	509,529
Rio Tinto PLC	90,452	4,102,051
Rio Tinto, Ltd.	4,388	235,023
Smith & Nephew PLC	19,803	359,584
Tate & Lyle PLC	345,355	3,159,694
		40,412,736
TOTAL COMMON STOCKS (Cost $239,100,313)		226,609,128

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.19% (d) (e)	3,526,579	$ 3,526,579
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,519,623	2,519,623
TOTAL SHORT-TERM INVESTMENTS (Cost $6,046,203)		6,046,202
TOTAL INVESTMENTS — 100.2% (Cost $245,146,516)		232,655,330
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(569,786)
NET ASSETS — 100.0%		$ 232,085,544
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of November 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

At November 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI EAFE Index (long)	44	12/21/2018	$3,996,150	$3,995,860	$(290)
See accompanying notes to schedules of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 22,252,151	$—	$—	$ 22,252,151
Austria	221,859	—	—	221,859
Belgium	1,658,639	—	—	1,658,639
Denmark	3,554,216	—	—	3,554,216
Finland	7,456,036	—	—	7,456,036
France	18,696,913	—	—	18,696,913
Germany	12,332,162	—	—	12,332,162
Hong Kong	8,834,098	—	—	8,834,098
Ireland	189,897	—	—	189,897
Israel	2,365,573	—	—	2,365,573
Italy	6,059,126	—	—	6,059,126
Japan	52,465,857	—	—	52,465,857
Luxembourg	175,992	—	—	175,992
Macau	264,518	—	—	264,518
Netherlands	7,168,760	—	—	7,168,760
Norway	8,125,763	—	—	8,125,763
Russia	271,404	—	—	271,404
Singapore	1,445,624	—	—	1,445,624
Spain	4,557,129	—	—	4,557,129
Sweden	9,820,990	—	—	9,820,990
Switzerland	18,279,685	—	—	18,279,685
United Kingdom	40,412,736	—	—	40,412,736
Short-Term Investments	6,046,202	—	—	6,046,202
TOTAL INVESTMENTS	$232,655,330	$—	$—	$232,655,330
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(290)	—	—	(290)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (290)	$—	$—	$ (290)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/18	Value at 8/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/18	Value at 11/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,856,141	$2,856,141	$ 6,335,132	$ 5,664,694	$—	$—	3,526,579	$3,526,579	$ 552	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,211,582	2,211,582	6,798,421	6,490,380	—	—	2,519,623	2,519,623	9,050	—
Total		$5,067,723	$13,133,553	$12,155,074	$—	$—		$6,046,202	$9,602	$—
See accompanying notes to schedules of investments.

SSGA FUNDS
NOTES TO Schedules OF INVESTMENTS
November 30, 2018 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2018 is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

SSGA FUNDS
NOTES TO Schedules OF INVESTMENTS  (continued)
November 30, 2018 (Unaudited)

The Funds had no transfers between levels for the period ended November 30, 2018.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2018, are disclosed in the Funds' respective Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of November 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$ 23,473,513	$ 1,813,715	$ 1,818,255	$ (4,540)
State Street Disciplined Emerging Markets Equity Fund	53,677,979	10,329,613	3,368,313	6,961,300
State Street International Stock Selection Fund	246,148,888	6,206,161	19,700,009	(13,493,848)
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings other than below:
Effective on or about January 22, 2019, the name of the State Street Disciplined Emerging Markets Equity Fund will be changed to the State Street Defensive Emerging Markets Equity Fund.

Quarterly Report
November 30, 2018
SSGA Funds
State Street S&P 500 Index Fund (formerly, SSGA S&P 500 Index Fund)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Financial Statements (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index Portfolio
Schedule of Investments
November 30, 2018 (Unaudited)

State Street S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.9%
COMMUNICATION SERVICES — 9.7%
Activision Blizzard, Inc.	47,700	$ 2,379,276
Alphabet, Inc. Class A (a)	38,768	42,719,914
AT&T, Inc.	465,200	14,532,848
Cars.com, Inc. (a)	1	26
CBS Corp. Class B	20,418	1,106,247
CenturyLink, Inc.	62,587	1,176,636
Charter Communications, Inc. Class A (a)	11,400	3,752,880
Comcast Corp. Class A	292,730	11,419,397
Discovery, Inc. Class C (a)	30,157	868,782
DISH Network Corp. Class A (a)	15,100	494,676
Electronic Arts, Inc. (a)	20,121	1,691,572
Facebook, Inc. Class A (a)	154,507	21,725,229
Interpublic Group of Cos., Inc.	23,128	543,508
Netflix, Inc. (a)	27,896	7,981,883
News Corp. Class B	36,314	474,506
Omnicom Group, Inc.	14,950	1,150,702
Take-Two Interactive Software, Inc. (a)	7,600	833,492
TripAdvisor, Inc. (a)	7,215	462,193
Twenty-First Century Fox, Inc. Class B	99,009	4,884,247
Twitter, Inc. (a)	48,900	1,537,905
Verizon Communications, Inc.	263,951	15,916,245
Viacom, Inc. Class B	24,341	751,163
Walt Disney Co.	94,493	10,912,997
		147,316,324
CONSUMER DISCRETIONARY — 9.6%
Advance Auto Parts, Inc.	4,300	764,153
Amazon.com, Inc. (a)	26,202	44,285,834
Aptiv PLC	16,181	1,163,414
AutoZone, Inc. (a)	1,588	1,284,803
Best Buy Co., Inc.	16,013	1,034,280
Booking Holdings, Inc. (a)	3,008	5,690,775
BorgWarner, Inc.	13,223	523,366
CarMax, Inc. (a)(b)	11,997	792,642
Carnival Corp.	24,649	1,486,088
Chipotle Mexican Grill, Inc. (a)	1,614	763,761
D.R. Horton, Inc.	22,479	836,668
Darden Restaurants, Inc.	8,117	897,253
Dollar General Corp.	16,287	1,807,694
Dollar Tree, Inc. (a)	15,782	1,369,404
eBay, Inc. (a)	59,258	1,768,851
Expedia Group, Inc.	7,923	957,019
Foot Locker, Inc.	8,000	451,200
Security Description	Shares	Value
Ford Motor Co.	251,860	$ 2,370,003
Gap, Inc.	15,364	419,284
Garmin, Ltd.	8,960	597,274
General Motors Co.	81,477	3,092,052
Genuine Parts Co.	9,220	956,206
Goodyear Tire & Rubber Co.	14,413	333,805
H&R Block, Inc.	12,851	347,106
Hanesbrands, Inc. (b)	23,400	372,294
Harley-Davidson, Inc. (b)	10,385	439,182
Hasbro, Inc. (b)	7,628	694,148
Hilton Worldwide Holdings, Inc.	18,700	1,412,598
Home Depot, Inc.	72,810	13,129,099
Kohl's Corp.	11,188	751,498
L Brands, Inc.	15,246	504,795
Leggett & Platt, Inc.	9,844	381,357
Lennar Corp. Class A	18,125	774,481
LKQ Corp. (a)	20,800	579,072
Lowe's Cos., Inc.	52,712	4,974,431
Macy's, Inc.	17,961	614,625
Marriott International, Inc. Class A	17,852	2,053,516
Mattel, Inc. (a)(b)	17,143	238,288
McDonald's Corp.	49,715	9,371,775
MGM Resorts International	31,800	857,328
Michael Kors Holdings, Ltd. (a)	8,886	388,763
Mohawk Industries, Inc. (a)	4,169	533,882
Newell Brands, Inc. (b)	30,750	719,550
NIKE, Inc. Class B	82,502	6,197,550
Nordstrom, Inc. (b)	7,756	410,060
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	662,028
O'Reilly Automotive, Inc. (a)	5,220	1,810,192
PulteGroup, Inc.	16,443	436,068
PVH Corp.	4,751	525,033
Ralph Lauren Corp.	3,436	382,770
Ross Stores, Inc.	23,344	2,044,934
Royal Caribbean Cruises, Ltd.	11,300	1,277,691
Starbucks Corp.	79,292	5,290,362
Tapestry, Inc.	19,000	739,670
Target Corp.	33,744	2,394,474
Tiffany & Co.	6,581	598,871
TJX Cos., Inc.	80,550	3,934,867
Tractor Supply Co.	8,274	787,106
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	1,072,044
Under Armour, Inc. Class C (a)(b)	28,854	666,593
VF Corp.	20,128	1,636,205
Whirlpool Corp.	4,559	575,027
Wynn Resorts, Ltd.	6,259	684,735
Yum! Brands, Inc.	19,790	1,825,034
		146,734,931
CONSUMER STAPLES — 7.2%
Altria Group, Inc.	122,070	6,693,098
Archer-Daniels-Midland Co.	35,692	1,642,546

See accompanying notes to schedule of investments.
1

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC ADR	1	$ 35
Brown-Forman Corp. Class B	10,827	516,664
Campbell Soup Co.	12,083	473,654
Church & Dwight Co., Inc.	16,200	1,072,278
Clorox Co.	8,179	1,354,606
Coca-Cola Co.	244,222	12,308,789
Colgate-Palmolive Co.	55,679	3,536,730
Conagra Brands, Inc.	26,151	845,723
Constellation Brands, Inc. Class A	10,576	2,070,358
Costco Wholesale Corp.	28,234	6,529,959
Coty, Inc. Class A	28,940	241,360
Estee Lauder Cos., Inc. Class A	14,363	2,049,026
General Mills, Inc.	37,022	1,566,401
Hershey Co.	8,615	933,004
Hormel Foods Corp. (b)	15,998	721,350
J.M. Smucker Co.	7,355	768,671
Kellogg Co.	15,907	1,012,480
Kimberly-Clark Corp.	22,373	2,581,173
Kraft Heinz Co.	38,351	1,960,503
Kroger Co.	51,310	1,521,855
Lamb Weston Holdings, Inc.	9,400	720,980
McCormick & Co., Inc.	8,061	1,209,150
Molson Coors Brewing Co. Class B	11,409	750,370
Mondelez International, Inc. Class A	94,294	4,241,344
Monster Beverage Corp. (a)	25,487	1,521,064
PepsiCo, Inc.	89,938	10,967,040
Philip Morris International, Inc.	98,587	8,530,733
Procter & Gamble Co.	158,313	14,962,162
Sysco Corp.	30,735	2,071,539
Tyson Foods, Inc. Class A	19,191	1,131,309
Walmart, Inc.	91,599	8,944,642
Walgreens Boots Alliance, Inc.	54,813	4,641,017
		110,091,613
ENERGY — 5.4%
Anadarko Petroleum Corp.	32,944	1,742,738
Apache Corp.	24,970	877,196
Baker Hughes a GE Co.	28,094	641,105
Cabot Oil & Gas Corp.	30,622	770,450
Chevron Corp.	121,934	14,502,830
Cimarex Energy Co.	6,042	495,323
Concho Resources, Inc. (a)	12,300	1,603,182
ConocoPhillips	75,103	4,970,317
Devon Energy Corp.	30,550	825,767
Diamondback Energy, Inc.	9,700	1,070,686
EOG Resources, Inc.	37,063	3,828,979
Exxon Mobil Corp.	270,972	21,542,274
Halliburton Co.	56,167	1,765,329
Helmerich & Payne, Inc.	7,974	483,224
Hess Corp.	16,544	891,556
HollyFrontier Corp.	10,400	649,688
Kinder Morgan, Inc.	117,476	2,005,315
Marathon Oil Corp.	55,089	919,435
Security Description	Shares	Value
Marathon Petroleum Corp.	42,584	$ 2,774,773
National Oilwell Varco, Inc.	24,341	781,590
Newfield Exploration Co. (a)	12,385	209,926
Noble Energy, Inc.	32,895	780,927
Occidental Petroleum Corp.	49,235	3,459,743
ONEOK, Inc.	26,304	1,615,855
Phillips 66	27,392	2,561,700
Pioneer Natural Resources Co.	10,924	1,614,021
Schlumberger, Ltd.	89,093	4,018,094
TechnipFMC PLC	29,109	672,127
Valero Energy Corp.	27,686	2,212,111
Williams Cos., Inc.	76,410	1,934,701
		82,220,962
FINANCIALS — 13.4%
Affiliated Managers Group, Inc.	3,376	375,141
Aflac, Inc.	49,574	2,267,515
Allstate Corp.	22,467	2,003,832
American Express Co.	45,752	5,136,577
American International Group, Inc.	57,032	2,466,634
Ameriprise Financial, Inc.	9,463	1,227,824
Aon PLC	15,682	2,589,255
Arthur J Gallagher & Co.	12,000	924,840
Assurant, Inc.	3,946	383,709
Bank of America Corp.	595,066	16,899,874
Bank of New York Mellon Corp.	58,891	3,021,697
BB&T Corp.	50,039	2,556,993
Berkshire Hathaway, Inc. Class B (a)	124,919	27,262,323
BlackRock, Inc.	7,918	3,388,983
Brighthouse Financial, Inc. (a)	7,075	284,840
Capital One Financial Corp.	31,268	2,804,114
Cboe Global Markets, Inc.	7,500	807,150
Charles Schwab Corp.	77,189	3,458,067
Chubb, Ltd.	29,941	4,004,309
Cincinnati Financial Corp.	9,205	752,325
Citigroup, Inc.	161,193	10,443,695
Citizens Financial Group, Inc.	28,500	1,036,260
CME Group, Inc.	21,892	4,161,231
Comerica, Inc.	11,017	872,326
Discover Financial Services	22,277	1,588,350
E*TRADE Financial Corp.	16,989	888,355
Everest Re Group, Ltd.	2,700	599,616
Fifth Third Bancorp	41,054	1,146,638
Franklin Resources, Inc.	17,151	581,247
Goldman Sachs Group, Inc.	22,588	4,307,306
Hartford Financial Services Group, Inc.	22,230	982,344
Huntington Bancshares, Inc.	70,265	1,025,166
Intercontinental Exchange, Inc.	37,525	3,066,543
Invesco, Ltd.	28,289	575,681
Jefferies Financial Group, Inc.	17,509	382,572
JPMorgan Chase & Co.	215,272	23,936,094
KeyCorp	64,479	1,182,545
Lincoln National Corp.	14,310	901,101
Loews Corp.	16,912	812,791

See accompanying notes to schedule of investments.
2

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	9,234	$ 1,560,638
Marsh & McLennan Cos., Inc.	32,534	2,885,766
MetLife, Inc.	64,526	2,879,795
Moody's Corp.	11,034	1,755,178
Morgan Stanley	84,955	3,771,153
MSCI, Inc.	6,000	942,540
Nasdaq, Inc.	6,925	632,391
Northern Trust Corp.	15,010	1,489,442
People's United Financial, Inc.	22,434	378,237
PNC Financial Services Group, Inc.	29,642	4,024,791
Principal Financial Group, Inc.	15,726	775,606
Progressive Corp.	37,852	2,509,209
Prudential Financial, Inc.	26,937	2,525,613
Raymond James Financial, Inc.	7,800	621,894
Regions Financial Corp.	68,043	1,119,307
S&P Global, Inc.	15,998	2,925,394
State Street Corp. (c)	24,347	1,777,818
SunTrust Banks, Inc.	29,782	1,867,034
SVB Financial Group (a)	3,500	891,835
Synchrony Financial	42,871	1,113,789
T Rowe Price Group, Inc.	15,120	1,502,323
Torchmark Corp.	6,384	551,641
Travelers Cos., Inc.	17,298	2,255,140
Unum Group	14,124	507,193
US Bancorp	98,130	5,344,160
Wells Fargo & Co.	275,946	14,978,349
Willis Towers Watson PLC	8,379	1,336,032
Zions Bancorp NA	12,058	586,742
		204,614,873
HEALTH CARE — 15.3%
Abbott Laboratories	112,849	8,356,468
AbbVie, Inc.	97,863	9,225,545
ABIOMED, Inc. (a)	2,800	931,504
Agilent Technologies, Inc.	20,275	1,466,896
Alexion Pharmaceuticals, Inc. (a)	14,427	1,776,685
Align Technology, Inc. (a)	4,500	1,034,505
Allergan PLC	20,426	3,198,712
AmerisourceBergen Corp.	10,552	938,073
Amgen, Inc.	41,491	8,640,501
Anthem, Inc.	16,419	4,762,659
Baxter International, Inc.	31,070	2,129,848
Becton Dickinson and Co.	17,177	4,341,487
Biogen, Inc. (a)	12,947	4,320,673
Boston Scientific Corp. (a)	87,477	3,295,259
Bristol-Myers Squibb Co.	105,112	5,619,288
Cardinal Health, Inc.	20,924	1,147,263
Celgene Corp. (a)	45,065	3,254,594
Centene Corp. (a)	13,100	1,863,475
Cerner Corp. (a)	20,963	1,213,967
Cigna Corp.	15,611	3,487,185
Cooper Cos., Inc.	3,300	920,139
CVS Health Corp.	82,933	6,651,256
Danaher Corp.	39,478	4,324,420
DaVita, Inc. (a)	9,072	599,296
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	14,366	$ 542,747
Edwards Lifesciences Corp. (a)	13,490	2,185,515
Eli Lilly & Co.	61,457	7,291,258
Express Scripts Holding Co. (a)	36,047	3,657,689
Gilead Sciences, Inc.	83,646	6,017,493
HCA Healthcare, Inc.	17,300	2,491,027
Henry Schein, Inc. (a)	9,700	865,240
Hologic, Inc. (a)	17,600	781,616
Humana, Inc.	8,817	2,904,937
IDEXX Laboratories, Inc. (a)	5,400	1,100,304
Illumina, Inc. (a)	9,300	3,138,750
Incyte Corp. (a)	11,900	764,575
Intuitive Surgical, Inc. (a)	7,256	3,851,993
IQVIA Holdings, Inc. (a)	10,000	1,250,700
Johnson & Johnson	171,641	25,214,063
Laboratory Corp. of America Holdings (a)	6,447	938,941
McKesson Corp.	12,231	1,522,760
Medtronic PLC	85,704	8,358,711
Merck & Co., Inc.	169,098	13,416,235
Mettler-Toledo International, Inc. (a)	1,600	1,018,656
Mylan NV (a)	34,707	1,175,179
Nektar Therapeutics (a)	10,700	432,173
PerkinElmer, Inc.	7,032	612,206
Perrigo Co. PLC	8,714	542,708
Pfizer, Inc.	373,748	17,278,370
Quest Diagnostics, Inc.	8,458	749,125
Regeneron Pharmaceuticals, Inc. (a)	4,758	1,739,763
ResMed, Inc.	9,500	1,062,005
Stryker Corp.	20,195	3,543,415
Thermo Fisher Scientific, Inc.	25,912	6,466,340
UnitedHealth Group, Inc.	61,622	17,337,966
Universal Health Services, Inc. Class B	5,300	731,347
Varian Medical Systems, Inc. (a)	6,031	744,165
Vertex Pharmaceuticals, Inc. (a)	16,348	2,955,555
Waters Corp. (a)	5,015	995,879
WellCare Health Plans, Inc. (a)	3,100	790,128
Zimmer Biomet Holdings, Inc.	13,427	1,571,228
Zoetis, Inc.	30,228	2,837,502
		232,377,962
INDUSTRIALS — 9.1%
3M Co.	37,543	7,805,941
Alaska Air Group, Inc. (b)	6,700	490,842
Allegion PLC	5,437	497,975
American Airlines Group, Inc. (b)	24,400	979,904
AMETEK, Inc.	13,801	1,013,407
AO Smith Corp.	9,700	459,586
Arconic, Inc.	28,263	607,089
Boeing Co.	34,224	11,867,514
C.H. Robinson Worldwide, Inc.	9,582	884,706
Caterpillar, Inc.	38,355	5,203,623
Cintas Corp.	5,722	1,072,188

See accompanying notes to schedule of investments.
3

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
Copart, Inc. (a)	13,200	$ 675,576
CSX Corp.	52,259	3,795,571
Cummins, Inc.	9,844	1,487,035
Deere & Co.	20,954	3,245,355
Delta Air Lines, Inc.	41,366	2,511,330
Dover Corp.	8,545	725,385
Eaton Corp. PLC	28,199	2,169,631
Emerson Electric Co.	40,469	2,732,467
Equifax, Inc.	7,595	779,779
Expeditors International of Washington, Inc.	11,844	901,210
Fastenal Co.	17,642	1,045,465
FedEx Corp.	15,750	3,606,750
Flowserve Corp.	9,555	463,513
Fluor Corp.	9,256	378,848
Fortive Corp.	19,281	1,466,706
Fortune Brands Home & Security, Inc.	10,100	442,380
General Dynamics Corp.	17,789	3,289,008
General Electric Co.	560,249	4,201,867
Harris Corp.	7,498	1,071,839
Honeywell International, Inc.	47,003	6,897,690
Huntington Ingalls Industries, Inc.	2,800	603,400
IHS Markit, Ltd. (a)	23,400	1,248,858
Illinois Tool Works, Inc.	19,571	2,721,348
Ingersoll-Rand PLC	15,116	1,564,808
Jacobs Engineering Group, Inc.	7,057	463,433
JB Hunt Transport Services, Inc.	5,500	584,980
Johnson Controls International PLC	58,993	2,051,777
Kansas City Southern	7,004	721,762
L3 Technologies, Inc.	4,665	855,048
Lockheed Martin Corp.	15,890	4,773,833
Masco Corp.	17,839	565,318
Nielsen Holdings PLC	23,375	635,099
Norfolk Southern Corp.	18,168	3,102,004
Northrop Grumman Corp.	11,186	2,907,018
PACCAR, Inc.	21,435	1,333,686
Parker-Hannifin Corp.	8,414	1,447,545
Pentair PLC	11,791	503,476
Quanta Services, Inc. (a)	7,293	255,984
Raytheon Co.	18,436	3,232,568
Republic Services, Inc.	13,414	1,037,439
Robert Half International, Inc.	6,974	431,202
Rockwell Automation, Inc.	7,479	1,303,889
Rollins, Inc.	6,300	400,428
Roper Technologies, Inc.	6,335	1,885,233
Snap-on, Inc.	3,572	593,809
Southwest Airlines Co.	34,127	1,863,675
Stanley Black & Decker, Inc.	9,650	1,262,702
Textron, Inc.	14,806	831,209
TransDigm Group, Inc. (a)	3,100	1,121,177
Union Pacific Corp.	47,338	7,279,638
United Continental Holdings, Inc. (a)	14,200	1,373,140
Security Description	Shares	Value
United Parcel Service, Inc. Class B	44,255	$ 5,102,159
United Rentals, Inc. (a)	5,600	655,928
United Technologies Corp.	51,880	6,321,023
Verisk Analytics, Inc. (a)	10,300	1,270,196
W.W. Grainger, Inc.	2,712	851,676
Waste Management, Inc.	24,704	2,316,000
Xylem, Inc.	11,434	834,453
		139,077,101
INFORMATION TECHNOLOGY — 19.6%
Accenture PLC Class A	40,482	6,660,099
Adobe, Inc. (a)	31,213	7,831,030
Advanced Micro Devices, Inc. (a)	52,200	1,111,860
Akamai Technologies, Inc. (a)	10,234	703,587
Alliance Data Systems Corp.	2,904	581,845
Amphenol Corp. Class A	19,280	1,695,483
Analog Devices, Inc.	23,970	2,203,322
ANSYS, Inc. (a)	5,600	907,312
Apple, Inc.	293,264	52,371,085
Applied Materials, Inc.	60,853	2,268,600
Arista Networks, Inc. (a)	3,100	739,288
Autodesk, Inc. (a)	14,270	2,062,015
Automatic Data Processing, Inc.	28,265	4,166,826
Broadcom, Inc.	27,635	6,560,825
Broadridge Financial Solutions, Inc.	7,000	741,090
Cadence Design Systems, Inc. (a)	16,600	747,664
Cisco Systems, Inc.	292,829	14,017,724
Citrix Systems, Inc. (a)	8,578	934,745
Cognizant Technology Solutions Corp. Class A	38,027	2,708,663
Corning, Inc.	53,050	1,709,271
DXC Technology Co.	18,191	1,146,761
F5 Networks, Inc. (a)	3,759	646,435
Fidelity National Information Services, Inc.	21,186	2,287,029
Fiserv, Inc. (a)	26,184	2,071,940
FleetCor Technologies, Inc. (a)	5,300	1,025,020
FLIR Systems, Inc.	8,239	377,841
Fortinet, Inc. (a)	9,200	679,328
Gartner, Inc. (a)(b)	6,000	919,140
Global Payments, Inc.	10,575	1,182,391
Hewlett Packard Enterprise Co.	97,563	1,463,445
HP, Inc.	102,163	2,349,749
Intel Corp.	295,920	14,591,815
International Business Machines Corp.	58,447	7,263,209
Intuit, Inc.	16,526	3,545,323
IPG Photonics Corp. (a)	2,500	355,375
Jack Henry & Associates, Inc.	4,900	684,530
Juniper Networks, Inc.	22,844	655,851
Keysight Technologies, Inc. (a)	12,000	741,840
KLA-Tencor Corp.	9,873	973,083

See accompanying notes to schedule of investments.
4

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	9,581	$ 1,503,834
Mastercard, Inc. Class A	58,549	11,772,447
Maxim Integrated Products, Inc.	17,800	995,376
Microchip Technology, Inc. (b)	15,006	1,125,450
Micron Technology, Inc. (a)	74,528	2,873,800
Microsoft Corp.	489,977	54,333,550
Motorola Solutions, Inc.	10,428	1,368,675
NetApp, Inc.	16,843	1,126,291
NVIDIA Corp.	38,912	6,359,388
Oracle Corp.	181,070	8,828,973
Paychex, Inc.	21,131	1,495,230
PayPal Holdings, Inc. (a)	75,858	6,509,375
Qorvo, Inc. (a)	7,600	500,156
QUALCOMM, Inc. (b)	77,585	4,520,102
Red Hat, Inc. (a)	11,330	2,023,085
salesforce.com, Inc. (a)	48,505	6,924,574
Seagate Technology PLC	15,076	649,625
Skyworks Solutions, Inc.	11,800	858,686
Symantec Corp.	39,403	871,200
Synopsys, Inc. (a)	9,400	864,236
TE Connectivity, Ltd.	22,949	1,765,467
Texas Instruments, Inc.	63,106	6,301,134
Total System Services, Inc.	10,899	952,246
VeriSign, Inc. (a)	6,920	1,079,935
Visa, Inc. Class A	113,140	16,033,069
Western Digital Corp.	19,506	885,377
Western Union Co.	27,940	523,316
Xerox Corp.	15,823	425,955
Xilinx, Inc.	16,042	1,483,564
		298,636,555
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	14,007	2,253,306
Albemarle Corp. (b)	7,100	683,872
Avery Dennison Corp.	5,818	560,855
Ball Corp.	23,216	1,140,138
CF Industries Holdings, Inc.	14,730	621,459
DowDuPont, Inc.	147,932	8,557,866
Eastman Chemical Co.	8,972	707,173
Ecolab, Inc.	16,165	2,594,321
FMC Corp.	8,622	713,384
Freeport-McMoRan, Inc.	90,364	1,078,946
International Flavors & Fragrances, Inc.	7,080	1,002,740
International Paper Co.	27,508	1,270,595
Linde PLC	35,929	5,714,507
LyondellBasell Industries NV Class A	20,652	1,927,038
Martin Marietta Materials, Inc.	4,055	773,248
Mosaic Co.	20,816	749,376
Newmont Mining Corp.	33,373	1,079,283
Nucor Corp.	20,306	1,226,686
Packaging Corp. of America	6,300	616,266
PPG Industries, Inc.	15,488	1,693,303
Sealed Air Corp.	11,269	411,657
Sherwin-Williams Co.	5,187	2,199,651
Vulcan Materials Co.	8,390	886,907
Security Description	Shares	Value
WestRock Co.	16,448	$ 774,865
		39,237,442
REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	834,150
American Tower Corp. REIT	28,382	4,668,555
Apartment Investment & Management Co. Class A, REIT	9,765	459,834
AvalonBay Communities, Inc. REIT	9,129	1,739,714
Boston Properties, Inc. REIT	9,821	1,288,515
CBRE Group, Inc. Class A (a)	20,108	878,317
Crown Castle International Corp. REIT	26,642	3,061,166
Digital Realty Trust, Inc. REIT	13,300	1,530,032
Duke Realty Corp. REIT	22,500	640,350
Equinix, Inc. REIT	5,138	1,979,569
Equity Residential REIT	24,138	1,719,832
Essex Property Trust, Inc. REIT	4,455	1,169,482
Extra Space Storage, Inc. REIT	7,500	719,850
Federal Realty Investment Trust REIT	4,600	607,614
HCP, Inc. REIT	27,077	792,273
Host Hotels & Resorts, Inc. REIT	48,759	926,421
Iron Mountain, Inc. REIT	18,074	613,974
Kimco Realty Corp. REIT	23,116	377,947
Macerich Co. REIT	7,245	364,351
Mid-America Apartment Communities, Inc. REIT	6,900	714,564
Prologis, Inc. REIT	40,546	2,730,368
Public Storage REIT	9,452	2,015,734
Realty Income Corp. REIT	18,100	1,160,029
Regency Centers Corp. REIT	12,099	770,222
SBA Communications Corp. REIT (a)	7,700	1,315,237
Simon Property Group, Inc. REIT	19,435	3,608,885
SL Green Realty Corp. REIT	6,100	588,162
UDR, Inc. REIT	17,800	758,636
Ventas, Inc. REIT	23,803	1,511,252
Vornado Realty Trust REIT	10,446	751,694
Welltower, Inc. REIT	23,881	1,727,313
Weyerhaeuser Co. REIT	49,998	1,320,447
		43,344,489
UTILITIES — 3.1%
AES Corp.	37,259	577,142
Alliant Energy Corp.	14,700	667,233
Ameren Corp.	16,456	1,129,211
American Electric Power Co., Inc.	31,543	2,452,153
American Water Works Co., Inc.	11,300	1,078,133
CenterPoint Energy, Inc.	34,235	958,922
CMS Energy Corp.	18,801	979,344
Consolidated Edison, Inc.	19,600	1,574,860

See accompanying notes to schedule of investments.
5

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	42,068	$ 3,134,066
DTE Energy Co.	11,439	1,369,706
Duke Energy Corp.	44,691	3,958,282
Edison International	21,305	1,178,592
Entergy Corp.	12,200	1,062,132
Evergy, Inc.	17,899	1,062,664
Eversource Energy	20,243	1,383,407
Exelon Corp.	61,959	2,874,278
FirstEnergy Corp.	29,729	1,124,648
NextEra Energy, Inc.	30,257	5,497,999
NiSource, Inc.	23,078	609,721
NRG Energy, Inc.	19,998	768,523
PG&E Corp. (a)	33,712	889,322
Pinnacle West Capital Corp.	6,556	585,844
PPL Corp.	44,756	1,369,086
Public Service Enterprise Group, Inc.	32,336	1,807,582
SCANA Corp.	9,501	443,317
Sempra Energy	16,924	1,949,983
Southern Co.	64,984	3,075,693
WEC Energy Group, Inc.	20,287	1,470,402
Xcel Energy, Inc.	33,700	1,767,565
		46,799,810
TOTAL COMMON STOCKS (Cost $454,047,457)		1,490,452,062

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.19% (d) (e)	30,201,024	30,201,024
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	483,434	$ 483,434
TOTAL SHORT-TERM INVESTMENTS (Cost $30,684,458)		30,684,458
TOTAL INVESTMENTS — 99.9% (Cost $484,731,915)		1,521,136,520
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,838,654
NET ASSETS — 100.0%		$ 1,522,975,174
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended November 30, 2018 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At November 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	245	12/21/2018	$34,496,038	$33,789,175	$(706,863)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of November 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communication Services	$ 147,316,324	$—	$—	$ 147,316,324
Consumer Discretionary	146,734,931	—	—	146,734,931
Consumer Staples	110,091,613	—	—	110,091,613
Energy	82,220,962	—	—	82,220,962
Financials	204,614,873	—	—	204,614,873
See accompanying notes to schedule of investments.
6

State Street Equity 500 Index Portfolio
Schedule of Investments  (continued)
November 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care	232,377,962	$—	$—	232,377,962
Industrials	139,077,101	—	—	139,077,101
Information Technology	298,636,555	—	—	298,636,555
Materials	39,237,442	—	—	39,237,442
Real Estate	43,344,489	—	—	43,344,489
Utilities	46,799,810	—	—	46,799,810
Short-Term Investments	30,684,458	—	—	30,684,458
TOTAL INVESTMENTS	$1,521,136,520	$—	$—	$1,521,136,520
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(706,863)	—	—	(706,863)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (706,863)	$—	$—	$ (706,863)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/18	Value at 11/30/18	Dividend Income	Capital Gains Distributions
State Street Corp	25,847	$ 2,522,926	$ 168,672	$ 324,786	$204,164	$(793,158)	24,347	$ 1,777,818	$ 42,582	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	236,183,033	233,538,263	—	—	30,201,024	30,201,024	409,992	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	29,926,415	30,261,671	—	—	483,434	483,434	11,038	—
Total		$30,897,870	$266,278,120	$264,124,720	$204,164	$(793,158)		$32,462,276	$463,612	$—
See accompanying notes to schedule of investments.
7

STATE STREET EQUITY 500 INDEX PORTFOLIO
Notes to Schedule of Investments — November 30, 2018 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of November 30, 2018 is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
8

STATE STREET EQUITY 500 INDEX PORTFOLIO
  (continued)
Notes to Schedule of Investments — November 30, 2018 (Unaudited)

The Portfolio had no transfers between levels for the period ended November 30, 2018.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2018, are disclosed in the Schedule of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of November 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$588,396,423	$949,805,390	$17,772,156	$932,033,234
9

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: January 22, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: January 22, 2019